1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com LISA R. PRICE lisa.price@dechert.com +1 212 649 8795 Direct +1 212 698 0495 Fax

March 5, 2014

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”) File Nos. 33-17619 and 811-05349 Post-Effective Amendment No. 396 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the Commission on February 28, 2014.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 212.698.8795.

Very truly yours,

/s/ Lisa R. Price

Lisa R. Price